SUPPLEMENTAL FINANCIAL INFORMATION (Narrative) (Details) - Gloria Biosciences [Member] - General and Administrative Expenses [Member] - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Outstanding payment receivable	$ 2.4
Provisions for doubtful debts		$ 0.8